Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 25.08%
Macquarie VIP Corporate Bond Series Service Class	18,300,950	$ 86,746,505
Macquarie VIP High Income Series Standard Class	758,885	2,231,121
Macquarie VIP Limited-Term Bond Series Service Class	4,420,388	21,041,046
		110,018,672
Global / International Equity Fund — 24.40%
Macquarie VIP International Core Equity Series Standard Class	6,042,079	107,005,216
		107,005,216
US Equity Funds — 50.29%
Macquarie VIP Core Equity Series Service Class	5,767,099	80,105,001
Macquarie VIP Growth and Income Series Standard Class	859,594	31,057,124
Macquarie VIP Growth Series Service Class	5,415,414	53,883,373
Macquarie VIP Mid Cap Growth Series Standard Class	472,893	4,388,450
Macquarie VIP Small Cap Growth Series Standard Class	726,392	4,409,201
Macquarie VIP Smid Cap Core Series Service Class	1,787,658	21,880,937
Macquarie VIP Value Series Service Class	5,323,478	24,860,642
		220,584,728
Total Affiliated Mutual Funds (cost $483,513,242)		437,608,616

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	273,061	$ 273,061
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	273,061	273,061
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	273,062	273,062
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	273,062	273,062
Total Short-Term Investments (cost $1,092,246)		1,092,246

Total Value of Securities—100.02% (cost $484,605,488)		438,700,862
Liabilities Net of Receivables and Other Assets—(0.02%)		(103,485)
Net Assets Applicable to 104,911,568 Shares Outstanding—100.00%		$438,597,377
<<	Affiliated company.
NQ- IV048 [0325] 0525 (4473577)    1